Information about Changes in Fair Value of Level 3 Assets (Detail) - Asset-backed securities - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	₨ 21,899.1	₨ 17,008.1
Total gains or losses (realized/unrealized) -Included in net income	0.0	0.0
Total gains or losses (realized/unrealized)- Included in other comprehensive income	(76.9)	115.8
Purchases/additions	13,110.3	19,233.1
Sales	0.0	0.0
Issuances	0.0	0.0
Settlements	(16,397.9)	(14,457.9)
Transfers in Level 3	0.0	0.0
Transfers out of Level 3	0.0	0.0
Foreign currency translation adjustment	0.0	0.0
Ending Balance	18,534.6	21,899.1
Total amount of gains or (losses) included in net income attributable to change in unrealized gains or (losses) relating to assets still held at reporting date	₨ 0.0	₨ 0.0